Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	¥ 9,068,818	¥ 8,338,942
Provision for asset impairments [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	3,021,335	2,435,906
Deductible tax losses [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	2,538,530	2,455,815
Guarantee liabilities [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	1,411,836	1,054,495
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	863,409	880,682
Employee benefit payables [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	720,956	749,455
Accrued expenses [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	205,878	231,128
Changes in fair value [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	239,267	449,925
Lease liabilities [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	64,941	75,717
Others [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	¥ 2,666	¥ 5,819